Contract-related costs (Tables)	12 Months Ended
Oct. 31, 2020
Contract-related costs [Abstract]
Contracts-related Costs
	October 31, 2020	October 31, 2019
	$m	$m
Current	27.9	19.3
Non-current	35.7	31.5
	63.6	50.8

Amortization of Capitalized Costs of Obtaining Customer Contracts
Amortization of the capitalized costs of obtaining customer contracts is classified as sales and marketing expense.  Capitalized costs from customer contracts are classified as non-financial assets in our statement of financial position.

	October 31, 2020	October 31, 2019
	$m	$m
Asset recognized from costs incurred to acquire a contract	29.1	31.4
Amortization and impairment loss recognized as cost of providing services during the year	(16.1)	(10.2)